Label	Element	Value
Calamos Antetokounmpo Sustainable Equities Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Antetokounmpo Sustainable Equities Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Calamos Antetokounmpo Sustainable Equities Fund's investment objective is long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about discounts is available from your financial professional and under "Fund Facts — What classes of shares does the Fund offer?" on page 15 of the Fund's prospectus, in the Appendix to the prospectus and "Share Classes and Pricing of Shares" on page 31 of the Fund's statement of additional information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2027
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through May 1, 2027 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	31.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of Calamos Advisors LLC ("Calamos Advisors" or the "Subadviser") have above average growth potential and meet the sustainable investment criteria set out below. The Fund may invest up to 20% of its net assets in American Depositary Receipts ("ADRs"), which are securities representing equity ownership in foreign issuers. The Fund may invest in companies of any size and seeks diversification by economic sector.

The Subadviser's investment team (the "Team") employs an integrated, fundamental, and proprietary sustainable investment research process to evaluate and select what the Team deems are high-quality growth opportunities. The Team believes a portfolio of equities issued by high-quality growth companies characterized by a history of producing consistent returns above the cost of capital with sustainable competitive advantages is the best way to achieve steady, strong, enduring relative returns. The Team believes that companies with strong sustainability characteristics (as further described below) are better equipped to adapt to change, to evolve, and to avoid unnecessary liabilities (which could include, for example, litigation costs), which means that investment in such companies has the potential to contribute to investor return and risk reduction. The Team believes that integrating this sustainability analysis alongside traditional financial analysis produces better financial and societal results.

The Team utilizes a proprietary sustainable investment research process, considering both quantitative and qualitative sustainability factors, to identify responsible, engaged companies (companies that demonstrate awareness and action surrounding the material ESG issues facing their businesses and industries). The Team believes that a company's understanding of these principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value for a company. The Team considers a company's position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices. The Team conducts fundamental research to find companies with attractive financial and sustainability attributes. In conducting fundamental research, the Team combines traditional investment information with its proprietary three-tiered investment research process to identify companies which it believes represent leaders in sustainable business practies.

The Team believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging sustainability risks and opportunities. The three-tiered sustainable investment research process consists of: 1) exclusionary screens; 2) materiality assessments and 3) environmental and social impact scoring, each of which is described in turn below.

1.  Exclusionary Screens: This process results in identifying certain industries and business activities that, in the Team's belief, are too environmentally risky or present social outcomes that are too unattractive to warrant investment consideration, which are thus avoided by the Team. The Team will generally exclude an issuer from investment consideration where the issuer derives revenue or profits that exceed 5% from one or more of the below-listed industries/business activities, namely:

•  agricultural biotechnology,

•  alcohol,

•  animal testing*,

•  fossil fuels,

•  gambling,

•  metals & mining,

•  nuclear energy,

•  tobacco, and

•  weapons.

*  A company's activities involving animal testing are considered on a case-by-case basis depending on purpose and methods.

2.  Materiality Assessment: The Team then applies third-party materiality mapping tools combined with its own insights and emphasis on environmental and social leadership to develop materiality theses, which enable the Team to identify and analyze the key ESG risks/opportunities for a particular Industry.

3.  Environmental and Social Scoring: Overlaying these top-down and bottom-up approaches, the Team then utilizes a proprietary sustainable investment scoring system, which considers both quantitative and qualitative factors, to identify investments for the Fund. The scoring system also considers a company's position in respect of various environmental and social characteristics, including: product contribution to a sustainable economy; product lifecycle innovation; operational efficiencies; inclusive finance; ensuring health and providing basic services, as well as a company's corporate governance practices. These qualitative metrics are considered alongside quantitative factors produced by research, and together, a score is determined, applied, and monitored going forward. The abovementioned score is just one part of the process. While required as a minimum, a "good" environmental and/or social score, one higher than 3 (out of 5), does not automatically mean that the Fund will invest in an investee company.

The Team utilizes a range of data sources as part of its proprietary sustainability ratings system. These data sources may include: corporate disclosures, third party research providers (e.g., ISS ESG, MSCI ESG, Bloomberg, etc.), non-governmental organizations ("NGOs") and non-profits (e.g., Greenpeace, Friends of Earth, etc.), academic publications, news services and memberships. While the Team may utilize the underlying data which supports a third party's ESG rating of an issuer, the Team does not rely on any ESG ratings of third-party research providers. The Team employs its proprietary sustainability ratings system for both initial company recommendations and ongoing monitoring of investments.

The Team may sell an investment in cases of valuation adjustments, availability of more attractive alternatives, or breakdowns in financial fundamentals or sustainability performance.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	800.582.6959
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarterly Return:	10.11	% (6.30.25)	Lowest Quarterly Return:	-4.62	% (3.31.25)

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2025
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	10.11%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2025
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(4.62%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns as of 12.31.25
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED 12.31.25
Calamos Antetokounmpo Sustainable Equities Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos Antetokounmpo Sustainable Equities Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos Antetokounmpo Sustainable Equities Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Calamos Antetokounmpo Sustainable Equities Fund | Portfolio Selection Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Portfolio Selection Risk — The value of your investment may decrease if the judgment of Calamos Advisors about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Calamos Antetokounmpo Sustainable Equities Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

Calamos Antetokounmpo Sustainable Equities Fund | American Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore, while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Calamos Antetokounmpo Sustainable Equities Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Calamos Antetokounmpo Sustainable Equities Fund | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.

Calamos Antetokounmpo Sustainable Equities Fund | Small and Mid-Sized Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

Calamos Antetokounmpo Sustainable Equities Fund | Sustainability (ESG) Policy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Sustainability (ESG) Policy Risk — The Fund's sustainability policy or integration procedures could cause it to perform differently compared to similar funds that do not have such a policy. The application of the sustainability standards of Calamos Advisors may affect the Fund's exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor. In executing the Fund's investment strategy, Calamos Advisors has developed a proprietary sustainability rating system that relies in part on data provided by third parties. There is no assurance that third-party sustainability data sources will always be available or that such data will be accurate.

Calamos Antetokounmpo Sustainable Equities Fund | Key-Person Dependence Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Key-Person Dependence Risk — The Adviser is jointly owned and controlled by Calamos Advisors LLC and, indirectly, by Giannis Sina Ugo Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with the Adviser. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.

Calamos Antetokounmpo Sustainable Equities Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.69%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	5.54%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.45%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,255
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,388
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,167
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,255
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,388
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,167
Calamos Antetokounmpo Sustainable Equities Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.70%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	5.80%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.45%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 606
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,741
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,859
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,577
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	606
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,741
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,859
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,577
Calamos Antetokounmpo Sustainable Equities Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.70%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	5.55%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.45%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,258
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,392
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,175
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,258
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,392
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,175
Calamos Antetokounmpo Sustainable Equities Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.70%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	6.55%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.45%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,539
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,826
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,871
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,539
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,826
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,871
S&P 500 Total Return Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.19%	[2],[3]
Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.93%	[3]
Performance Inception Date	oef_PerfInceptionDate	Feb. 03, 2023
Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.65%	[3]
Performance Inception Date	oef_PerfInceptionDate	Feb. 03, 2023
Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	14.81%
Annual Return [Percent]	oef_AnnlRtrPct	12.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.92%	[3]
Performance Inception Date	oef_PerfInceptionDate	Feb. 03, 2023
Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.51%	[3]
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.08%	[3]
Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.79%	[3]
Performance Inception Date	oef_PerfInceptionDate	Feb. 03, 2023

[1]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through May 1, 2027 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to 1.35%, 2.10% and 1.10% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses through May 1, 2027 for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses, if any. Calamos Antetokounmpo Asset Management LLC may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CGAM and any of its successors and assigns. This agreement is not terminable by either party.
[2]	Index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses. The S&P 500 Index is generally considered representative of the U.S. stock market.
[3]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.